INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Income Tax [Abstract]
Disclosure of detailed information about income tax reconciliation [text block]
The provision for income tax differs from the amount that would have resulted by applying the combined Canadian statutory income tax rates of approximately 26.5% (2017 – 26.5%):

	December 31, 2018	December 31, 2017

(Loss) income before income taxes	$(14,816)	$17,152
	26.5%	26.5%
Tax expense calculated using statutory rates	(3,926)	4,545
Expenses not deductible (earnings not taxable)	4,656	(3,491)
Change in tax benefits not recognized	(934)	(1,054)
Current and deferred mining taxes	4,322	-
Income tax expenses	$4,118	$-
Current income tax expense*	$1,148	$-
Deferred tax expense	$2,970	$-

*In the current income tax expense, $574 has been paid in the year ended December 31, 2018, with the remaining $574 still outstanding, and presented as income taxes payable.

Disclosure of deferred taxes [text block]

	December 31, 2018	December 31, 2017
Deferred tax liabilities
Inventory	$(4,993)	$(4,724)
Property, plant & equipment	(25,275)	(31,606)
Derivative assets	(443)	(255)
Deferred tax asset
Non-capital loss carryforwards	27,537	36,585
	$(3,174)	$-

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
Deductible temporary differences for which deferred tax assets have not been recognized are attributable to the following:

	December 31, 2018	December 31, 2017
Property, plant and equipment	$4,693	$-
Decommissioning and restoration liability	57,929	29,200
Capital losses	3,200	3,420
Non-capital losses, expiring 2034 to 2038	34,247	95,730
Share issuance cost	1,250	3,150
Secured notes payable	36,995	2,439
	$138,314	$133,939